INVESTMENTS - Impairments (Details) - Other income/ (expense) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairments
Available-for-sale debt investments impairment charges	¥ 0	¥ 150	¥ 0
Equity method investment impairment charges	840	0	61
Impairment charges of equity securities without readily determinable fair value	37	55	0
Equity securities with readily determinable fair value impairment charges	¥ 28	¥ 0	¥ 0